Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt, Current [Abstract]
Bank loans	¥ 0	¥ 127,900
Current portion of long-term borrowings	0	45,000
Total current borrowings	0	172,900
Non-Current
Bank loans	1,575,106	845,000
Other loans	100,000	800,000
Total non-current borrowings	1,675,106	1,645,000
Total borrowings	¥ 1,675,106	¥ 1,817,900